SHAREHOLDERS' DEFICIT - Ordinary shares (Details)				1 Months Ended
	Oct. 11, 2022 USD ($) shares	Jul. 12, 2022 USD ($) shares	Jan. 21, 2022 USD ($) shares	Oct. 31, 2022 USD ($) shares	Jul. 31, 2022 USD ($) shares	Jan. 31, 2022 USD ($) shares	Sep. 30, 2022 Vote $ / shares shares	Dec. 31, 2021 Vote $ / shares shares	Dec. 31, 2020 Vote $ / shares shares	Jul. 30, 2020 $ / shares
Class of Stock [Line Items]
Threshold conversion ratio of stock							20.00%	20.00%
Cash withdrawn from Trust Account in connection with redemption | $			$ 148,079,821	$ 12,349,642		$ 148,079,821
Class A Ordinary shares elected to redeem upon extension of business combination period				1,202,070
Class A ordinary shares
Class of Stock [Line Items]
Ordinary shares, shares authorized							500,000,000	500,000,000	500,000,000
Ordinary shares, par value | $ / shares							$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, votes per share | Vote							1	1	1
Ordinary shares, subject to possible redemption issued							3,945,298	23,000,000	23,000,000
Ordinary shares, shares subject to possible redemption							8,202,277	23,000,000	23,000,000
Cash withdrawn from Trust Account in connection with redemption | $		$ 43,349,494		$ 12,349,642	$ 43,349,494	$ 148,079,821
Class A Ordinary shares elected to redeem upon extension of business combination period		4,256,979	14,797,723	1,202,070	4,256,979	14,797,723
Class A ordinary shares | Subsequent event [Member]
Class of Stock [Line Items]
Cash withdrawn from Trust Account in connection with redemption | $	$ 12,324,919
Class A Ordinary shares elected to redeem upon extension of business combination period	1,202,070
Class A ordinary shares subject to possible redemption
Class of Stock [Line Items]
Ordinary shares, subject to possible redemption issued							3,945,298	23,000,000	23,000,000
Ordinary shares, shares subject to possible redemption							3,945,298	23,000,000	23,000,000
Class A ordinary shares not subject to possible redemption
Class of Stock [Line Items]
Ordinary shares, shares issued							0	0
Ordinary shares, shares outstanding							0	0
Class B common stock
Class of Stock [Line Items]
Ordinary shares, shares authorized							50,000,000	50,000,000	50,000,000
Ordinary shares, par value | $ / shares							$ 0.0001	$ 0.0001	$ 0.0001
Common shares, votes per share | Vote							1	1	1
Ordinary shares, shares issued							5,750,000	5,750,000	5,750,000
Ordinary shares, shares outstanding							5,750,000	5,750,000	5,750,000